Details of Significant Accounts	12 Months Ended
Dec. 31, 2025
Details of Significant Accounts
Details of Significant Accounts	Details of Significant Accounts
6(1)    Cash and cash equivalents

	December 31, 2024	December 31, 2025
Checking accounts	$3,651	$3,006
Demand deposits	17,246	25,010
Time deposits	106,000	97,700
Others	224	260
	$127,121	$125,976
A.The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote. As of December 31, 2025, the majority of our cash and cash equivalents, 88%, are denominated in U.S. Dollars.
B.The Group has no cash and cash equivalents pledged to others.
6(2)    Financial assets at fair value through profit or loss

	December 31, 2024	December 31, 2025
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$2,746	$—
A.Amounts recognized in profit or loss in relation to financial assets at fair value through profit or loss are as follows:

	Years ended December 31,
	2023	2024	2025
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$—	$51
B.The Group has no financial assets at fair value through profit or loss pledged to others.
C.Information relating to credit risk of financial assets at fair value through profit or loss is provided in Note 12(2).
6(3)    Financial assets at amortized cost

	December 31, 2024	December 31, 2025
Current items:
Time deposits with maturities over three months	$36,000	$36,300
Non-current items:
US Treasury	$—	$10,173
A.Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Years ended December 31,
	2023	2024	2025
Interest income from financial assets at amortized cost	$5,309	$1,898	$1,541
B.The counterparties of the Group's time deposits are financial institutions with high credit quality, so the Group expects that the probability of counterparty default is remote. As of December 31, 2025, 100% of current financial assets at amortized cost are denominated in U.S. Dollars.
C.As at December 31, 2024 and 2025, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group was $36,000 and $46,473, respectively.
D.The Group has no financial assets at amortized cost pledged to others.
E.Information relating to credit risk of financial assets at amortized cost is provided in Note 12(2).
6(4)    Accounts receivable

	December 31, 2024	December 31, 2025
Accounts receivable	$8,168	$7,748
Less: Allowance for expected credit losses (Note)	(266)	(181)
	$7,902	$7,567
Note. For movements in the allowance for expected credit losses, please refer to Note 12(2) Credit risk for details.
A.The aging analysis of accounts receivable is as follows:

	December 31, 2024	December 31, 2025
Not past due	$7,535	$7,124
Up to 30 days	261	75
31 to 90 days	213	149
91 to 180 days	65	286
Over 181 days	94	114
Less: Allowance for expected credit losses	(266)	(181)
	$7,902	$7,567
The above aging analysis was based on days overdue.
B.As at December 31, 2024 and 2025, accounts receivable were all from contracts with customers. And as at January 1, 2024, the balance of receivables from contracts with customers amounted to $6,992.
C.As at December 31, 2024 and 2025, without taking into account other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable was $7,902 and $7,567, respectively.
D.The Group has no accounts receivable pledged to others.
E.Information relating to credit risk of accounts receivable is provided in Note 12(2).
6(5)    Other current assets

	December 31, 2024	December 31, 2025
Prepaid expenses	$2,433	$2,041
Others	89	97
	$2,522	$2,138
6(6)    Property, plant and equipment

	2024
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$675	$729	$53	$1,457
Accumulated depreciation	(553)	(488)	(36)	(1,077)
	$122	$241	$17	$380
Opening net book amount	$122	$241	$17	$380
Additions	69	323	—	392
Depreciation expense	(70)	(142)	(6)	(218)
Closing net book amount	$121	$422	$11	$554
At December 31
Cost	$744	$1,052	$53	$1,849
Accumulated depreciation	(623)	(630)	(42)	(1,295)
	$121	$422	$11	$554

	2025
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$744	$1,052	$53	$1,849
Accumulated depreciation	(623)	(630)	(42)	(1,295)
	$121	$422	$11	$554
Opening net book amount	$121	$422	$11	$554
Additions	—	422	3	425
Acquired from business combinations	—	28	—	28
Cost of disposals	—	(14)	—	(14)
Accumulated depreciation on disposals	—	11	—	11
Depreciation expense	(83)	(223)	(4)	(310)
Net exchange differences	—	1	—	1
Closing net book amount	$38	$647	$10	$695
At December 31
Cost	$744	$1,568	$56	$2,368
Accumulated depreciation	(706)	(921)	(46)	(1,673)
	$38	$647	$10	$695
Note. Business combinations please refer to Note 6(28) for details.
The Group has no property, plant and equipment pledged to others.
6(7)    Leasing arrangements  —  lessee
A.The Group leases various assets including buildings and business vehicles. Rental contracts are typically made for periods of 2 to 3 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Leased assets cannot be used as collateral for borrowing purposes and are prohibited from being subleased, sold or lent to others or corporations under any circumstances.
B.Short-term leases with a lease term of 12 months or less include offices located in United States, Japan, China, France and Lithuania.
C.The movements of right-of-use assets of the Group are as follows:

	2024
	Buildings	Business vehicles	Total
At January 1
Cost	$942	$202	$1,144
Accumulated depreciation	(237)	(60)	(297)
	$705	$142	$847
Opening net book amount	$705	$142	$847
Additions	82	85	167
Depreciation expense	(422)	(107)	(529)
Closing net book amount	$365	$120	$485
At December 31
Cost	$1,024	$287	$1,311
Accumulated depreciation	(659)	(167)	(826)
	$365	$120	$485

	2025
	Buildings	Business vehicles	Total
At January 1
Cost	$1,024	$287	$1,311
Accumulated depreciation	(659)	(167)	(826)
	$365	$120	$485
Opening net book amount	$365	$120	$485
Additions	620	123	743
Cost of derecognition	—	(151)	(151)
Derecognized accumulated depreciation	—	143	143
Depreciation expense	(439)	(122)	(561)
Closing net book amount	$546	$113	$659
At December 31
Cost	$1,644	$259	$1,903
Accumulated depreciation	(1,098)	(146)	(1,244)
	$546	$113	$659
D.Lease liabilities relating to lease contracts:

	December 31, 2024	December 31, 2025
Total lease liabilities	$510	$683
Less: current portion (shown as ‘current lease liabilities’)	(402)	(444)
	$108	$239
E.The information on profit and loss accounts relating to lease contracts is as follows:

	Years ended December 31,
	2023	2024	2025
Items affecting profit or loss
Interest expense on lease liabilities	$15	$18	$16
Expense on short-term lease contracts	352	348	306
	$367	$366	$322
F.For the years ended December 31, 2023, 2024 and 2025, the Group’s total cash outflow for leases were $802, $891 and $884, respectively, including the interest expense on lease liabilities amounting to $15, $18 and $16, expense on short-term lease contracts amounting to $352, $348 and $306, and repayments of principal portion of lease liabilities amounting to $435, $525 and $562, respectively.
6(8)    Intangible assets

	2024
	Software	Other intangible assets	Total
At January 1
Cost	$137	$89	$226
Accumulated amortization	(68)	(81)	(149)
	$69	$8	$77
Opening net book amount	$69	$8	$77
Additions	6	—	6
Cost of disposals	(29)	(74)	(103)
Accumulated amortization on disposals	29	74	103
Amortization charge	(46)	(5)	(51)
Closing net book amount	$29	$3	$32
At December 31
Cost	$114	$15	$129
Accumulated amortization	(85)	(12)	(97)
	$29	$3	$32

	2025
	Goodwill	Unpatented technology	Software	Other intangible assets	Total
At January 1
Cost	$—	$—	$114	$15	$129
Accumulated amortization and impairment	—	—	(85)	(12)	(97)
	$—	$—	$29	$3	$32
Opening net book amount	$—	$—	$29	$3	$32
Acquired from business combinations	4,739	1,760	—	—	6,499
Cost of disposals	—	—	(43)	(15)	(58)
Accumulated amortization on disposals	—	—	43	15	58
Amortization charge	—	(117)	(25)	(3)	(145)
Impairment loss	(1,965)	—	—	—	(1,965)
Closing net book amount	$2,774	$1,643	$4	$—	$4,421
At December 31
Cost	$4,739	$1,760	$71	$—	$6,570
Accumulated amortization and impairment	(1,965)	(117)	(67)	—	(2,149)
	$2,774	$1,643	$4	$—	$4,421
Note. Business combinations please refer to Note 6(28) for details.
A.Details of amortization on intangible assets are as follows:

	Years ended December 31,
	2023	2024	2025
Cost of sales and services	$—	$—	$117
Research and development expenses	75	51	28
	$75	$51	$145
B.Please refer to 6(9) Impairment of non-financial assets for the impairment loss on goodwill.
6(9)    Impairment of non-financial assets
A.The Group recognized impairment loss for the year ended December 31, 2025 was $1,965. Details of such loss is as follow:

	Year ended December 31, 2025
	Recognized in profit or loss	Recognized in other comprehensive income
Impairment loss on goodwill	$1,965	$—
B.Goodwill is allocated to the Group’s cash‑generating units that are expected to benefit from the acquisition. Management assessed the expected synergies and concluded that they were limited to Wannaby only. Accordingly, the goodwill arising from the acquisition of Wannaby was fully allocated to the Wannaby cash-generating unit, which represents the smallest identifiable group of assets that generates cash inflows largely independent from other assets or groups of assets.
Subsequent to the acquisition, the Group’s business of serving brand customers in the fashion industries continued to be affected by a challenging macroeconomic environment, including cautious spending and longer decision cycles, the actual growth in Wannaby’s operating revenue was not as expected. Based on the Group’s assessment, an impairment loss of $1,965 was recognized for the goodwill due to the recoverable amount being less than the carrying amount.
The recoverable amount was determined based on value-in-use calculations. These calculations use after-tax cash flow projections based on financial budgets covering a five-year period.
Management determined budgeted gross margin based on past performance and its expectations of market development. The perpetual growth rate applied is 2%, and the discount rate used is 20.2% (pre-tax), reflecting the specific risks associated with the relevant CGU. The value in use of the Wannaby CGU is sensitive to changes in the discount rate. A 0.5% decrease (increase) in the discount rate would increase (decrease) the value in use by approximately $170 ($161), respectively.

	Discount rates
	Decrease 0.5%	Increase 0.5%
December 31, 2025
Effects on value in use	$170	$(161)
6(10)    Financial liabilities at fair value through profit or loss

	December 31, 2024	December 31, 2025
Financial liabilities designated as at fair value through profit or loss
Non-current items:
Warrant liabilities	$1,793	$419
A.    Amounts recognized in profit or loss in relation to financial liabilities at fair value through profit or loss are as follows:

	Years ended December 31,
	2023	2024	2025
Net gains (losses) recognized in profit or loss
Warrant liabilities	$1,641	$(227)	$1,374
Earnout liabilities (Note)	—	—	158
	$1,641	$(227)	$1,532
The amounts presented above are recognized under “Gains (losses) on financial liabilities at fair value through profit or loss” and included within other gains and losses. See Note 6(21) for further details and reconciliation.
Note: Earnout liabilities please refer to Note 6(28) for details of business combinations.
B.    Warrant liabilities
(a)Each warrants entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 (in dollars) per share.
(b)As of December 31, 2025 there were 20,850 thousand warrants outstanding, consisting of 20,850 thousand Public Warrants, each warrant is exercisable for one Perfect Class A Ordinary Share, in accordance with its terms.
(c)For the year ended December 31, 2025 and 2024, no additional warrants were issued, exercised, forfeited or expired..
(d)Redemption of warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00 (in dollars).
Once the warrants become exercisable, the Company may redeem the outstanding warrants:
(i) in whole and not in part (ii) at a price of $0.01 (in dollars) per warrant (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”) and (iv) if, and only if, the last reported sale price of the Perfect Class A Ordinary Shares for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders (which the Company refers to as the “Reference Value”) equals or exceeds $18.00 (in dollars) per share.
(e)Redemption of warrants when the price per Perfect Class A Ordinary Share equals or exceeds $10.00 (in dollars).
Once the warrants become exercisable, the Company may redeem the outstanding warrants:
(i) in whole and not in part (ii) at $0.10 (in dollars) per warrant upon a minimum of 30 days’ prior written notice of redemption (iii) provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of Perfect Class A Ordinary Shares (iv) if, and only if, the Reference Value equals or exceeds $10.00 (in dollars) per share and (v) if the Reference Value is less than $18.00 (in dollars) per share.
6(11)    Other payables

	December 31, 2024	December 31, 2025
Employee bonus	$4,593	$5,325
Payroll	2,441	2,958
Promotional fees	1,496	1,759
Platform fees	969	951
Professional service fees	1,198	756
Remuneration to directors	115	115
Sales VAT payables	204	157
Post and telecommunications expenses	271	291
Others	369	519
	$11,656	$12,831
6(12)    Provisions

	2024	2025
	Warranty	Warranty
At January 1	$2,394	$1,899
Additional provisions	581	405
Used during the year	(1,030)	(1,254)
Net exchange differences	(46)	11
At December 31	$1,899	$1,061
Analysis of total provisions:

	December 31, 2024	December 31, 2025
Current	$1,899	$1,061
The Group enters into the contracts with customers with warranties on services provided. The warranties (loss indemnification) provide customers with assurance that the related services will function as mutually agreed. Provision for warranty is estimated based on historical warranty data, other known events and management’s judgment. The Group recognizes such expenses within ‘Cost of sales and services’ when related services are provided. Any changes in industry circumstances might affect the provisions. Provisions are settled when the payment is actually claimed.
6(13)    Pensions
A.Defined benefit plan
(a)The Group’s subsidiary, Perfect Mobile Corp. (Taiwan), was incorporated in Taiwan, which has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular foreign employees’ service years. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. Perfect Mobile Corp. (Taiwan) contributes to the retirement fund deposited with Bank of Taiwan, the trustee, under the name of the independent retirement fund committee. Also, Perfect Mobile Corp. (Taiwan) would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method to the employees expected to qualify for retirement in the following year, Perfect Mobile Corp. (Taiwan) will fund the deficit by the following March.
(b)The amounts recognized in the balance sheet are as follows:

	December 31, 2024	December 31, 2025
Present value of defined benefit obligations	$(61)	$(83)
Fair value of plan assets	15	19
Net defined benefit liability	$(46)	$(64)
(c)Movements in net defined benefit liability are as follows:

	2024
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(92)	$13	$(79)
Current service cost	(4)	—	(4)
Interest (expense) income	(1)	—	(1)
	(97)	13	(84)
Remeasurements:
Return on plan assets	—	1	1
Change in demographic assumptions	5	—	5
Change in financial assumptions	5	—	5
Experience adjustments	20	—	20
	30	1	31
Pension fund contribution	—	2	2
Net exchange differences	6	(1)	5
At December 31	$(61)	$15	$(46)

	2025
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(61)	$15	$(46)
Current service cost	(1)	—	(1)
Interest (expense) income	(1)	—	(1)
	(63)	15	(48)
Remeasurements:
Return on plan assets	—	1	1
Change in demographic assumptions	(4)	—	(4)
Change in financial assumptions	(4)	—	(4)
Experience adjustments	(9)	—	(9)
	(17)	1	(16)
Pension fund contribution	—	2	2
Net exchange differences	(3)	1	(2)
At December 31	$(83)	$19	$(64)
(d)The Bank of Taiwan was commissioned to manage the Fund of Perfect Mobile Corp. (Taiwan)’s defined benefit pension plan in accordance with the Fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the Fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter, or private placement equity securities, investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the Fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time deposits with the interest rates offered by local banks. If the earnings is less than aforementioned rates, government shall make payment for the deficit after being authorized by the Regulator. Perfect Mobile Corp. (Taiwan) has no right to participate in managing and operating that fund and hence Perfect
Mobile Corp. (Taiwan) is unable to disclose the classification of plan assets fair value in, accordance with IAS 19 paragraph 142. The composition of fair value of plan assets as of December 31, 2024 and 2025 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.
(e)The principal actuarial assumptions used were as follows:

	Years ended December 31,
	2024	2025
Discount rate	1.80%	1.55%
Future salary increases	3.00%	3.00%
Future mortality rate was estimated based on the 6th Taiwan Standard Ordinary Experience Mortality Table.
Because the main actuarial assumption may change (mainly on discount rate and future salary increase rate), the present value of defined benefit obligation is affected. The analysis was as follows:

	Discount rate		Future salary increases
	Increase	Decrease	Increase	Decrease
	0.25%	0.25%	0.25%	0.25%
December 31, 2024
Effect on present value of defined benefit obligation	$(3)	$4	$4	$(3)
December 31, 2025
Effect on present value of defined benefit obligation	$(4)	$5	$5	$(4)
The sensitivity analysis above is based on one assumption which changed while the other conditions remain unchanged. In practice, more than one assumption may change all at once. The method of analyzing sensitivity and the method of calculating net pension liability in the balance sheet are the same.
The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the previous period.
(f)Expected contributions to the defined benefit pension plans of Perfect Mobile Corp. (Taiwan) for the year ending December 31, 2026 amount to $7.
(g)As of December 31, 2025, the weighted average duration of the retirement plan is 22 years. The expected timing of the future pension payment was as follows:

Within 1 year	$—
1-5 year(s)	—
Over 5 years	118
$118
B.Defined contribution plans
(a)Perfect Mobile Corp. (Taiwan) has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act, covering all regular employees with R.O.C. nationality. Under the New Plan, Perfect Mobile Corp. (Taiwan) contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum when employees retire.
(b)The pension costs under defined contribution pension plan of Perfect Mobile Corp. (Taiwan) for the years ended December 31, 2023, 2024 and 2025 were $527, $567, and $673, respectively.
(c)The pension costs under local government law of other foreign subsidiaries for the years ended December 31, 2023, 2024 and 2025 were $175, $182, and $180, respectively.
6(14)    Share-based payment
A.Share Incentive Plan
On December 13, 2021, the Board approved and adopted the Share Incentive Plan. On October 25, 2022, the Board has approved and adopted an amendment to the Share Incentive Plan in response to the recapitalization. Going forward one unit option is eligible for one Perfect Ordinary Share. The maximum number of Perfect Ordinary Shares that can be issued upon exercise of all options under the Share Incentive Plan are 5,311 thousand shares.
(a)For the years ended December 31, 2024 and 2025, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
(b)Movements of outstanding options under Share Incentive Plan are as follows:

	2024		2025
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	4,073	$4.47	3,877	$4.44
Options granted	50	2.21	35	1.84
Options forfeited	(246)	4.48	(214)	4.50
Options outstanding at December 31	3,877	4.44	3,698	4.42
Options exercisable at December 31	894	3.95	2,230	4.37
(c)As of December 31, 2024 and 2025, the range of exercise prices of stock options outstanding were $2.13 ~ $7.20 and $1.84 ~ $7.20 (in dollars) per share, respectively; the weighted-average remaining contractual period was 2.06 ~ 4.98 years and 1.06 ~ 4.33 years, respectively.
(d)The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility (Note ii)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21 (Note i)	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
	2024.05.27	5	2.13	2.13	72.67%	3.88	0.00%	4.65%	1.2069
	2024.12.23	45	2.26	2.22	74.64%	3.87	0.00%	4.46%	1.3100
	2025.05.01	35	1.84	1.84	79.57%	3.88	0.00%	3.77%	1.0973
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization. All amounts in the table are presented on a consistent adjusted basis.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.
B.Expenses incurred on share-based payment transactions are shown below:

	Years ended December 31,
	2023	2024	2025
Equity settled	$3,268	$2,774	$1,410
C.In 2022, the Group has service agreements with its Board of Directors to grant them awards of the Company’s Ordinary Shares at a fixed monetary value. In the future, the Group may compensate directors either entirely in cash or partially in cash and partially in equity.
D.Shareholder Earnout
In connection with the merger transaction in 2022, the Company executed additional capitalization by way of the potential issuance of Earnout Shares for Perfect shareholders. In accordance with Shareholder Earnout terms and conditions contemplated by the business combination agreement, 3,000 thousand, 3,000 thousand and 4,000 thousand of the Shareholder Earnout Shares are issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period when the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), $13.00 (in dollars) and $14.50 (in dollars), respectively. None of these conditions had been met in the period up through December 31, 2025.
Shareholder Earnout Shares are considered a potential contingent payment agreement with Shareholders, based on a market condition without link to service. The expense related to these instruments was previously recorded in connection with the merger in 2022.
E.Sponsor Earnout
In connection with the business combination agreement, the Company entered into a Sponsor Letter Agreement pursuant to which it agreed to issue Earnout shares to the Sponsors. Subject to the terms and conditions contemplated by the Sponsor Letter Agreement, upon the occurrence of specific Sponsor
Earnout Event (as defined below) from October 28, 2022 to October 28, 2027 (“Earnout Period”), Perfect will issue Perfect Class A Ordinary Shares of up to 1,175,624 Class A Ordinary Shares(the “Sponsor Earnout Promote Shares”) to Sponsor, with (a) 50% of the Sponsor Earnout Promote Shares issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), and (b) 50% of the Sponsor Earnout Promote Shares issuable if over any twenty (20) trading days within any 30-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00 (in dollars). None of these conditions had been met in the period up through December 31, 2025.
6(15)    Share capital
A.As of December 31, 2025, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by Board of Directors. The paid-in capital was $10,185, including 85,060 thousand Class A Ordinary Shares after the retirement of 16,388 thousand treasury shares and 27 thousand shares surrendered by a shareholder, and 16,789 thousand Class B Ordinary Shares. All proceeds from shares issued have been collected.
Perfect Class A Ordinary shares
Perfect Class A Ordinary shares have a par value of $0.1 (in dollars). Amounts received above the par value are recorded as share premium. Each holder of Perfect Class A Ordinary shares will be entitled to one vote per share. Class A Ordinary Shares are listed on NYSE under the trading symbol “PERF”.
Perfect Class B Ordinary shares
Perfect Class B Ordinary shares have a par value of $0.1 (in dollars). Perfect Class B Ordinary Shares have the same rights as Perfect Class A Ordinary Shares except for voting and conversion rights. Each Perfect Class B Ordinary Shares is entitled to 10 votes and is convertible into Perfect Class A Ordinary Shares at any time by the holder thereof. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Shares. Each Class B Ordinary Share shall, automatically and immediately, without any further action from the holder thereof, convert into one Class A Ordinary Share when it ceases being beneficially owned by any of the Principals. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.
B.Movements for the Company’s share capital are as follows:

		Perfect Class A Ordinary Shares		Perfect Class B Ordinary Shares		Total
	Note	Shares (in thousand)	Amount	Shares (in thousand)	Amount	Amount
At January 1, 2023		101,475	$10,147	16,789	$1,679	$11,826
Shares retired	(b)	(16,347)	(1,634)	—	—	(1,634)
At December 31, 2023	(a)	85,128	8,513	16,789	1,679	10,192
Shares retired	(b)	(68)	(7)	—	—	(7)
At December 31, 2024	(a)	85,060	8,506	16,789	1,679	10,185
At December 31, 2025		85,060	$8,506	16,789	$1,679	$10,185
(a)As of December 31, 2023, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by Board of Directors. The paid-in capital was $10,192, consisting of 85,128 thousand Class A Ordinary Shares and 16,789 thousand Class B Ordinary Shares with a par value of $0.1 (in dollars) per share. All proceeds from shares issued have been collected.

As of December 31, 2024, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by Board of Directors. The paid-in capital was $10,185, consisting of 85,060 thousand Class A Ordinary Shares and 16,789 thousand Class B Ordinary Shares with a par value of $0.1 (in dollars) per share. All proceeds from shares issued have been collected.
(b)On October 26, 2023, the Company completed the retirement of 191 thousand of Class A Ordinary shares. These retired shares were acquired as part of the share repurchase plan announced on May 4, 2023.
On November 29, 2023, a shareholder surrendered 27 thousand of Class A Ordinary shares for personal reason, and those ordinary shares were canceled.
On December 29, 2023, the Company completed the retirement of 16,129 thousand of Class A Ordinary shares. These retired shares were acquired from the tender offer announced on November 27, 2023.
On February 7, 2024, the Company completed the retirement of 68 thousand of Class A Ordinary shares. These retired shares were acquired as part of the share repurchase plan announced on May 4, 2023.
The reconciliation of the capital surplus due to shares repurchased and retired is provided in Note 6(16).
C.Share Repurchase Plan
On May 4, 2023, the Board of Directors approved a share repurchase plan authorizing the Company may repurchase up to $20,000 of its Class A Ordinary shares over the next 12-month period. During this plan, the Company repurchased 259 thousand of Class A Ordinary shares with a total consideration amounting to $1,064. The Company retired 191 thousand shares repurchased from this plan in 2023 and retired the remaining of 68 thousand shares in 2024.
D.Tender Offer
On November 24, 2023, the Board of Directors approved a tender offer, which commenced on November 27, 2023, and withdrawal rights expired on December 26, 2023, to purchase up to 16,129 thousand shares of Class A Ordinary at a price of $3.10 (in dollars) per share for an aggregate purchase price of approximately $50,000. The Company completed the repurchase, and all the purchased shares were retired on December 29, 2023.
6(16)    Capital surplus
Except as required by the Company’s Articles of Incorporation or Cayman’s law, capital surplus shall not be used for any other purpose but covering accumulated deficit. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.
The following tables illustrates the detail of capital surplus:

	December 31, 2024	December 31, 2025
Additional paid-in capital	$477,415	$477,415
Other:
Employees’ stock option cost	8,204	9,614
Retirement of treasury shares	27,371	27,371
Subtotal	35,575	36,985
	$512,990	$514,400
6(17)    Accumulated deficits
Under the Company’s Articles of Incorporation, distribution of earnings would be based on the Company’s operating and capital needs.
6(18)    Revenue

	Years ended December 31,
	2023	2024	2025
Revenue from contracts with customers	$53,505	$60,202	$69,154
A.Disaggregation of revenue from contracts with customers
(a)The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

2023	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$24,992	$4,937	$13,777	$8,553	$1,246	$53,505
Timing of revenue recognition:
At a point in time	$4,380	$1	$1,555	$1,530	$122	$7,588
Over time	20,612	4,936	12,222	7,023	1,124	45,917
	$24,992	$4,937	$13,777	$8,553	$1,246	$53,505

2024	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$25,142	$6,669	$16,586	$10,109	$1,696	$60,202
Timing of revenue recognition:
At a point in time	$2,751	$119	$1,116	$1,858	$273	$6,117
Over time	22,391	6,550	15,470	8,251	1,423	54,085
	$25,142	$6,669	$16,586	$10,109	$1,696	$60,202

2025	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$25,978	$8,285	$20,284	$12,021	$2,586	$69,154
Timing of revenue recognition:
At a point in time	$3,275	$156	$1,717	$2,250	$89	$7,487
Over time	22,703	8,129	18,567	9,771	2,497	61,667
	$25,978	$8,285	$20,284	$12,021	$2,586	$69,154
Note. “Americas_Others” includes North and South America, excluding the United States.
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Years ended December 31,
	2023	2024	2025
AR/AI cloud solutions and Subscription	$44,755	$53,795	$61,071
Licensing	7,546	5,220	5,308
Others	1,204	1,187	2,775
	$53,505	$60,202	$69,154
(c)The revenue generated from AR/AI cloud solutions was $18,238, $17,192, and $16,768 for the years ended December 31, 2023, 2024 and 2025, respectively.
B.Contract assets and liabilities
(a)The Group has recognized the following revenue-related contract assets mainly arose from unbilled receivables and contract liabilities mainly arose from sales contracts with receipts from customers in advance. Generally, the contract period is one year, the contract liabilities are reclassified as revenue within the following one year after the balance sheet date.

	December 31, 2024	December 31, 2025
Contract assets:
Unbilled revenue	$977	$968
Contract liabilities:
Advance sales receipts	$17,218	$21,902
(b)Revenue recognized that was included in the contract liability balance at the beginning of the period

	Years ended December 31,
	2023	2024	2025
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$12,738	$15,270	$17,161
(c)Unsatisfied contracts
Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as of December 31, 2024 and 2025, amounting to $ 26,675 and $ 29,926, respectively. The Group expects that 93% of the transaction price allocated to the unsatisfied contracts as of December 31, 2025, are expected to be recognized as revenue less than one year. The remaining 7% is expected to be recognized as revenue from 2027 to 2029.
6(19)    Interest income

	Years ended December 31,
	2023	2024	2025
Interest income from bank deposits	$4,188	$5,799	$4,592
Interest income from financial assets at amortized cost	5,309	1,898	1,541
Others	1	11	1
	$9,498	$7,708	$6,134
The nature of interest income from financial assets at amortized cost was time deposits with maturities over three months.
6(20)    Other income

	Years ended December 31,
	2023	2024	2025
Subsidy from government	$21	$34	$22
Others	12	21	6
	$33	$55	$28
6(21)    Other gains and losses

	Years ended December 31,
	2023	2024	2025
Foreign exchange gains (losses)	$34	$(89)	$(265)
Gains on financial assets at fair value through profit or loss	—	—	51
Gains (losses) on financial liabilities at fair value through profit or loss	1,641	(227)	1,532
Others	—	—	1
	$1,675	$(316)	$1,319
Please refer to Note 6(2) for details of gains on financial assets at fair value through profit or loss and Note 6(10) for details of gains (losses) on financial liabilities at fair value through profit or loss.
6(22)    Finance costs

	Years ended December 31,
	2023	2024	2025
Interest expense – lease liabilities	$15	$18	$16

6(23)    Costs and expenses by nature

	Years ended December 31,
	2023	2024	2025
Cost of goods sold	$3	$13	$—
Employee benefit expenses	27,956	28,237	31,782
Platform fees	8,708	11,671	13,997
Promotional fees	9,565	11,531	13,649
Professional service fees	6,888	4,748	3,278
Impairment loss on goodwill	—	—	1,965
Insurance expenses	2,102	1,417	1,066
Warranty cost	677	581	405
Depreciation of right-of-use assets	441	529	561
Depreciation of property, plant and equipment	197	218	310
Amortization of intangible assets	75	51	145
Expected credit losses	—	1,373	75
Others	2,553	2,976	3,649
	$59,165	$63,345	$70,882
Please refer to Note 6(9) for details of impairment loss on goodwill.
6(24)    Employee benefit expenses

	Years ended December 31,
	2023	2024	2025
Wages and salaries	$21,263	$21,814	$26,660
Remuneration to directors	553	600	600
Employee insurance fees	1,349	1,409	1,487
Pension costs	707	754	855
Employee stock options	3,268	2,774	1,410
Other personnel expenses	816	886	770
	$27,956	$28,237	$31,782

6(25)    Income tax
A.Income tax expense

	Years ended December 31,
	2023	2024	2025
Current income tax:
Current tax expense recognized for the current period	$144	$1,076	$1,248
Tax on undistributed surplus earnings	—	—	73
Prior year income tax underestimation	—	6	242
Total current tax	144	1,082	1,563
Deferred income tax:
Origination and reversal of temporary differences	(29)	(1,817)	(469)
Total deferred income tax	(29)	(1,817)	(469)
Income tax expense (benefit)	$115	$(735)	$1,094
B.Reconciliation between income tax expense and accounting loss:

	Years ended December 31,
	2023	2024	2025
Tax calculated based on profit (loss) before tax and statutory tax rate (Note i)	$(221)	$29	$(87)
Effects from items disallowed by tax regulation	18	24	54
Effects from non-deductible offshore income tax	6	6	11
Temporary difference not recognized as deferred income tax assets	702	94	389
Prior year income tax underestimation	—	6	242
Taxable loss not recognized as deferred income tax assets	1,732	1,842	925
Effect from investment tax credits (Note iii)	—	(357)	(480)
Change in assessment of realization of deferred income tax assets (Note ii)	(2,139)	(2,377)	(26)
Tax on undistributed earnings	—	—	73
Effects from other states apart from where United States subsidiary registered	8	8	8
Others	9	(10)	(15)
Income tax (benefit) expense	$115	$(735)	$1,094
Note i: As a Cayman Islands corporation, the Company’s domestic statutory income tax rate is 0.0%. Hence, there was no tax impact to the Company. The difference between the Company’s domestic statutory income tax rate and its income tax expense is due to the effect of the tax rates in the other jurisdictions in which the Group operates. The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.
Note ii: The change in assessment of the realization of deferred income tax assets mainly consists of the use of net operating loss (NOL) and temporary difference. These temporary difference mainly consist of unrealized expenses, including stock-based payments, warranty provisions, and unused paid leave. The Taiwan subsidiary began generating profits in 2023 and fully utilized all loss carryforwards by 2024, and it's expected to remain profitable in the foreseeable future.
Note iii: The Taiwan subsidiary is profitable and has utilized part of the investment tax credits.
The following table illustrates the statutory tax rates for significant jurisdictions that the Company operates:

	Years ended December 31,
Jurisdictions	2023	2024	2025
United States (Federal/State)	21%/8.84%	21%/8.84%	21%/8.84%
Japan	34.60%	36.86%	34.60%
Taiwan	20%	20%	20%
C.Amounts of deferred income tax assets or liabilities as a result of temporary differences and tax losses are as follows:

	2024
	January 1	Recognized in profit or loss	Net exchange differences	Business Combination	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$256	$1,820	$(26)	$—	$2,050
Allowance for bad debts	—	13	—	—	13
Unrealized exchange losses	—	(14)	—	—	(14)
Others	1	(2)	(1)	—	(2)
	$257	$1,817	$(27)	$—	$2,047

	2025
	January 1	Recognized in profit or loss	Net exchange differences	Business Combination	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$2,050	$217	$2	$—	$2,269
Allowance for bad debts	13	(12)	—	—	1
Unrealized exchange losses	(14)	2	—	—	(12)
Others	(2)	227	—	—	225
	$2,047	$434	$2	$—	$2,483
Deferred income tax liabilities:
– Temporary differences:
Unpatented technology	$—	$35	$—	$(523)	$(488)
D.Expiration dates of unused taxable losses primarily originating from the losses of U.S. subsidiary, and amounts of unrecognized deferred income tax assets are as follows:

	December 31, 2025
Year incurred	Amount filed/assessed	Unused amount	Unrecognized deferred income tax assets	Expiry year
2016	$4,867	$4,043	$4,043	2036
2017	3,601	3,601	3,601	2037
2018	1,888	1,888	1,888	no expiration
2021	6,416	6,416	6,416	no expiration
2022	4,094	4,094	4,094	2027~no expiration
2023	9,355	9,342	9,342	2028~no expiration
2024	9,274	9,274	9,274	2029~no expiration
2025	2,980	2,980	2,980	2030~no expiration
	$42,475	$41,638	$41,638
E.The amounts of deductible temporary difference that are not recognized as deferred income tax assets are as follows:

	December 31, 2024	December 31, 2025
Deductible temporary differences	$769	$7,385
6(26)    Earnings per share

	Year ended December 31, 2023
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$5,416	118,024	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$5,416	118,024	$0.05

	Year ended December 31, 2024
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$5,021	101,849	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$5,021	101,849	$0.05

	Year ended December 31, 2025
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$4,643	101,849	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$4,643	101,849	$0.05
Note. Warrant liabilities, Employee stock options, Shareholder Earnout and Sponsor Earnout were excluded from the calculation of diluted earnings per share as they are anti-dilutive, given that the fair value of the stocks is lower than the exercise price for the years ended December 31, 2023, 2024 and 2025. As of December 31, 2024 and 2025, the potentially dilutive instruments are as follows:

	December 31, 2024	December 31, 2025
Potentially dilutive instruments (shares in thousands)
Warrant liabilities	20,850	20,850
Employee stock options	3,877	3,698
Shareholder Earnout	10,000	10,000
Sponsor Earnout	1,176	1,176
	35,903	35,724
6(27)    Changes in liabilities from financing activities

	2023
	Non-current financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$3,207	$338	$3,545
Changes in cash flow from financing activities	—	(435)	(435)
Change in fair value through profit and loss	(1,641)	—	(1,641)
Changes in other non-cash items – additions	—	1,012	1,012
Changes in other non-cash items – lease modification	—	(47)	(47)
At December 31	$1,566	$868	$2,434

	2024
	Non-current financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$1,566	$868	$2,434
Changes in cash flow from financing activities	—	(525)	(525)
Change in fair value through profit and loss	227	—	227
Changes in other non-cash items – additions	—	167	167
At December 31	$1,793	$510	$2,303

	2025
	Non-current financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$1,793	$510	$2,303
Changes in cash flow from financing activities	—	(562)	(562)
Change in fair value through profit and loss	(1,374)	—	(1,374)
Changes in other non-cash items – additions	—	743	743
Changes in other non-cash items – lease modification	—	(8)	(8)
At December 31	$419	$683	$1,102
6(28)    Business combinations
A.On January 7, 2025, the Group acquired 100% of the share capital of Wannaby for $6,473 and obtained the control over Wannaby, a digital company known for its virtual try-on technology and digitalization solutions for the fashion industry. This acquisition enables the Group to expand its offerings into new luxury market segments, including shoes, bags, and apparel.
B.The following table summarizes the consideration paid for Wannaby and the fair values of the assets acquired and liabilities assumes at the acquisition date:

January 7, 2025
Purchase consideration
Cash paid	$6,473
Contingent consideration-Earnout liabilities (Note)	158
6,631
Fair value of the identifiable assets acquired and liabilities assumed
Cash	492
Accounts receivable	221
Other receivables	50
Other current assets	51
Property, plant and equipment	28
Intangible assets	1,760
Guarantee deposits paid	5
Current contract liabilities	(115)
Other payables	(77)
Deferred income tax liabilities	(523)
Total identifiable net assets	1,892
Goodwill	$4,739
Note. No later than April 30, 2026, the Group shall pay Farfetch, Inc. an earnout based on defined revenue for the year ended December 31, 2025, not exceeding $500. As the defined revenue for the year ended December 31, 2025 was not achieved, the Group determined that no earnout would be payable and therefore reversed the related contingent consideration liability to zero. Please refer to Note 6(10) for details of gains (losses) on financial liabilities at fair value through profit or loss.

Year ended December 31, 2025
Cash and cash equivalent balances acquired	$492
Cash paid	(6,473)
Net cash outflow	$(5,981)
C.The operating revenue contributed by Wannaby and included in the consolidated statement of comprehensive income since January 7, 2025, was $1,304. Wannaby also incurred a loss before income tax of $1,488 over the same period. Had Wannaby been consolidated as of January 1, 2025, the consolidated statement of comprehensive income would have reflected operating revenue of $69,154 and profit before income tax of $5,703.
D.Please refer to 6(9) Impairment of non-financial assets for the qualitative descriptions of the factors that make up the recognized goodwill.